STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 6	$ 674,906	$ (695,325)	$ (20,413)
Balance at Beginning, shares at Dec. 31, 2020	59,710,047
Net loss			(70,526)	(70,526)
Issuance of Series H preferred stock and warrants, net of issuance costs		647		647
Exercise of common stock options		1,074		1,074
Exercise of common stock options, shares	327,954
Extinguishment of pre-combination warrant liability in connection with the Reverse Recapitalization		10,291		10,291
Business Combination and PIPE financing, net of redemptions and equity issuance costs of $27.0 million	$ 1	52,097		52,098
Business Combination and PIPE financing, net of redemptions and equity issuance costs of $26.2 million, shares	12,297,951
Share-based compensation expense		10,577		10,577
Ending balance, value at Dec. 31, 2021	$ 7	749,592	(765,851)	(16,252)
Balance at ending, shares at Dec. 31, 2021	72,335,952
Net loss			(85,382)	(85,382)
Issuance of restricted shares, net of shares withheld for taxes		(295)		(295)
Issuance of restricted shares, net of shares withheld for taxes, shares	1,947,074
Share-based compensation expense		21,130		21,130
Ending balance, value at Dec. 31, 2022	$ 7	$ 770,427	$ (851,233)	$ (80,799)
Balance at ending, shares at Dec. 31, 2022	74,283,026